Schedule of changes in allowance for doubtful advances (Details) - INR (₨) ₨ in Thousands		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
IfrsPrepaidExpenseAndOtherAssetsLineItems [Line Items]
Balance at the beginning of the year		₨ 687,511	₨ 554,726
Provisions accrued during the year	[1]	26,412	178,342
Provision moved to provision on trade receivables (refer note 26)			5,602
Balance at the end of the year		294,325	687,511
Allowance For Doubtful Advances [Member]
IfrsPrepaidExpenseAndOtherAssetsLineItems [Line Items]
Balance at the beginning of the year		19,941	24,534
Provisions accrued during the year	[1]	5,326	15,106
Amount written off during the year		(2,300)	(14,097)
Provision moved to provision on trade receivables (refer note 26)			(5,602)
Balance at the end of the year		₨ 22,967	₨ 19,941

[1]	includes amount of INR 3,837 (March 31, 2021: INR Nil) provision for trade receivable from joint venture.